Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Borrowings [Abstract]
Schedule Of Outstanding Long-Term Borrowings

(dollars in millions)	December 31, 2013			December 31, 2012
	CIT Group Inc.	Subsidiaries	Total	Total
Senior unsecured (1)	$ 12,531.6	$ -	$ 12,531.6	$ 11,824.0
Secured borrowings	-	5,952.9	5,952.9	6,506.9
Total Long-term Borrowings	$ 12,531.6	$ 5,952.9	$ 18,484.5	$ 18,330.9
(1)	Senior Unsecured Notes were comprised of $5,250 million of Series C Notes, $7,243 million of Unsecured Notes and $38.6 million of other unsecured debt.

Contracutal Maturities Of Long-Term Borrowings

Contractual Maturities - Long-term Borrowings (dollars in millions)

							Contractual
	2014	2015	2016	2017	2018	Thereafter	Maturities
Senior unsecured	$ 1,300.0	$ 1,500.0	$ -	$ 3,000.0	$ 2,200.0	$ 4,551.4	$ 12,551.4
Secured borrowings	1,210.5	1,439.1	866.8	565.3	448.4	1,463.0	5,993.1
	$ 2,510.5	$ 2,939.1	$ 866.8	$ 3,565.3	$ 2,648.4	$ 6,014.4	$ 18,544.5

Schedule Of Senior Unsecured Notes

Maturity Date	Rate (%)	Date of Issuance	Par Value
May 2017	5.000%	May 2012	$ 1,250.0
August 2017	4.250%	August 2012	1,750.0
March 2018	5.250%	March 2012	1,500.0
May 2020	5.375%	May 2012	750.0
August 2022	5.000%	August 2012	1,250.0
August 2023	5.000%	August 2013	750.0
Weighted average and total	4.91%		$ 7,250.0

Schedule Of Issuance Of Series C Notes

Maturity Date	Rate (%)	Date of Issuance	Par Value
April 2014	5.250%	March 2011	$ 1,300.0
February 2015	4.750%	February 2012	1,500.0
April 2018	6.625%	March 2011	700.0
February 2019	5.500%	February 2012	1,750.0
Weighted average and total	5.37%		$ 5,250.0

Schedule Of Secured Borrowings And Pledged Asset

	December 31, 2013			December 31, 2012
	Secured Borrowing	Pledged Assets		Secured Borrowing	Pledged Assets
Rail(1)	$ 931.0	$ 1,163.1		$ 976.8	$ 1,185.1
Aerospace(1)	2,366.1	4,126.7		2,560.3	4,049.1
International Finance	583.5	748.1		1,078.8	1,233.3
Subtotal - Transportation & International Finance	3,880.6	6,037.9		4,615.9	6,467.5
Corporate Finance	320.2	447.4		706.6	838.2
Commercial Services	334.7	1,453.2		350.8	1,523.6
Equipment Finance	1,227.3	1,499.7		574.6	765.4
Subtotal - North American Commercial Finance	1,882.2	3,400.3		1,632.0	3,127.2
Small Business Loan - Non-Strategic Portfolios	190.1	220.1		259.0	385.3
Total	$ 5,952.9	$ 9,658.3	(2)	$ 6,506.9	$ 9,980.0	(3)

(1)At December 31, 2013, GSI TRS related borrowings and pledged assets, respectively, of $998.4 million and $1.99 billion were included in Transportation & International Finance, and $25.8 million and $119.4 million in North American Commercial Finance.  The GSI TRS is described in Note 10 – Derivative Financial Instruments.

(2)Includes operating lease equipment of $4.7 billion, loans of $3.8 billion, cash of $0.9 billion, assets held for sale of $0.1 billion and investment securities of $0.1  billion.

(3) Includes operating lease equipment, net of $4.7 billion, loans of $4.2 billion, cash of $1.0 billion and investment securities of $0.1 billion.